INCOME TAXES	12 Months Ended
Dec. 31, 2016
INCOME TAXES
INCOME TAXES

9.       INCOME TAXES

Yirendai is a company incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, Yirendai is not subject to tax on either income or capital gain.

Under the current Hong Kong Inland Revenue Ordinance, Yirendai HK is subject to 16.5% income tax on its taxable income generated from operations in Hong Kong.

Under the PRC Enterprise Income Tax Law (the “EIT Law”), the standard enterprise income tax rate for domestic enterprises and foreign invested enterprises is 25%. Heng Ye was recognized as a Software Enterprise and thereby entitled to full exemption from EIT for two years beginning with its first profitable year, i.e., 2015 and 2016, and a 50% reduction for the subsequent three years. In addition, Heng Yu Da has been recognized as within encouraged industries in the Western Regions of China and enjoyed a preferential income tax rate of 15%. Yirendai’s other subsidiaries and consolidated VIEs established in the PRC are subject to income tax rate of 25%, according to the EIT Law. The Consolidated ABFE are not subject to income tax.

Under the EIT Law and its implementation rules which became effective on January 1, 2008, dividends generated after January 1, 2008 and payable by foreign-invested enterprise in PRC to its foreign investors who are non-resident enterprises are subject to a 10% withholding tax, unless any such foreign investor’s jurisdiction of incorporation has a tax treaty with PRC that provides for a different withholding arrangement. Under the taxation arrangement between the PRC and Hong Kong, a qualified Hong Kong tax resident which is the “beneficial owner” and directly holds 25% or more of the equity interest in a PRC resident enterprise is entitled to a reduced withholding tax rate of 5%. The Cayman Islands, where the Company is incorporated, does not have a tax treaty with PRC.

Since January 1, 2014, the relevant tax authorities of the Group’s subsidiaries have not conducted a tax examination on the Group’s PRC entities. In accordance with relevant PRC tax administration laws, tax years from 2014 of the Group’s PRC subsidiaries and VIEs, remain subject to tax audits as of December 31, 2016, at the tax authority’s discretion.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the EIT Law provide that non-resident legal entities will be considered China residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a rate of 25%.

Income tax expense/ (benefit) is comprised of the following:

	December 31, 2014	December 31, 2015	December 31, 2016
	RMB	RMB	RMB
Current tax	30	304,383	246,591
Deferred tax	—	(175,862)	(260,540)

Total	30	128,521	(13,949)

Reconciliation between the income tax at PRC statutory tax rate and income tax expense is as follows:

	Year ended December 31, 2014	Year ended December 31, 2015	Year ended December 31, 2016
	RMB	RMB	RMB
(Loss)/income before provision for income taxes	(27,678)	403,860	1,102,449
Statutory tax rate in the PRC	25%	25%	25%
Income tax at statutory tax rate	(6,919)	100,965	275,612
Non-deductible expenses	101	32,791	2,101
Research and Development Tax Credit	—	(5,309)	—
Effect of tax holiday and preferential tax rate	—	—	(265,545)
Effect of tax losses not recognized	6,848	—	165
Adjustment on current income tax of the previous periods (i)	—	—	(33,633)
Effect of different tax rates of subsidiaries operating in other jurisdictions	—	74	7,351

Income tax expense/ (benefit)	30	128,521	(13,949)

The aggregate amount and per share effect of the tax holiday and preferential tax rate are as follows:

	Year ended December 31, 2014	Year ended December 31, 2015	Year ended December 31, 2016
	RMB	RMB	RMB
The aggregate amount of tax holiday and preferential tax rate	—	—	265,545
The aggregate effect on basic and diluted net income per share:
- Basic	—	—	2.2458
- Diluted	—	—	2.2326

(i)	Adjustment on current income tax of the previous periods represented the adjustment according to final annual income tax filing of 2015 with the PRC tax authorities.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of the deferred tax assets are as follows:

	December 31, 2015	December 31, 2016
	RMB	RMB
Liabilities from quality assurance program	136,583	367,750
Deferred revenue	29,371	41,079
Accrued expenses	9,908	13,478
Security Deposit for trust arrangements	—	8,961
Others	—	5,134

Total	175,862	436,402

Management assesses the available positive and negative evidence to estimate if sufficient future taxable income will be generated to utilize the existing deferred tax assets. On the basis of this evaluation, as of December 31, 2015 and 2016, no allowance has been recorded for the deferred tax assets.

The authoritative guidance requires that the Group recognizes the impact of a tax position in the financial statements if that position is more likely than not of being sustained upon audit by the tax authority, based on the technical merits of the position. Under PRC laws and regulations, arrangements and transactions among related parties may be subject to examination by the PRC tax authorities. If the PRC tax authorities determine that the contractual arrangements among related companies do not represent a price under normal commercial terms, they may make adjustments to the companies’ income and expenses. A transfer pricing adjustment could result in additional tax liabilities.

The Group did not identify significant unrecognized tax benefits for the years ended December 31, 2014, 2015 and 2016. The Group did not incur any interest related to unrecognized tax benefits, did not recognize any penalties as income tax expenses and also does not anticipate any significant change in unrecognized tax benefits within 12 months from December 31, 2016.

Undistributed earnings of the Company’s PRC subsidiaries of approximately RMB980.0 million at December 31, 2016 are considered to be indefinitely reinvested and, accordingly, no provision for PRC dividend withholding tax has been provided thereon. Upon distribution of those earnings, in the form of dividends or otherwise, the Group would be subject to the then applicable PRC tax laws and regulations. The amounts of unrecognized deferred tax liabilities for these earnings are in the range of RMB49.0 million to RMB98.0 million, as the withholding tax rate of the profit distribution will be 5% or 10% depending upon whether the immediate offshore companies can enjoy the preferential withholding tax rate of 5%.

Aggregate undistributed earnings of the Company’s VIE companies located in the PRC that are available for distribution to the Company were approximately RMB311.1 million as of December 31, 2016. A deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting amounts over tax basis amount in domestic subsidiaries. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Company has not recorded any such deferred tax liability attributable to the undistributed earnings of its financial interest in VIEs because it believes such excess earnings can be distributed in a manner that would not be subject to income tax.

The Group does not have any present plan to pay any cash dividends on its ordinary shares in the foreseeable future. It intends to retain most of its available funds and any future earnings for use in the operation and expansion of its business. As of December 31, 2016, the Group has not declared any dividends.